Schedule of Investments
April 30, 2024 (unaudited)
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.72%

Apparel Retailers - 3.22%
Boot Barn Holdings, Inc. (2)	1,955	208,149

Banks - 6.73%
Business First Bancshares, Inc.	8,950	180,701
Metropolitan Bank Holding Corp. (2)	3,940	156,418
Triumph Financial, Inc. (2)	1,390	97,800

		434,919

Biotechnology - 5.63%
ANI Pharmaceuticals, Inc. (2)	4,107	271,062
Ligand Pharmaceuticals, Inc. (2)	1,330	92,954

		364,016

Crude Petroleum and Natural Gas - 4.74%
Evolution Petroleum Corp.	26,115	141,021
SilverBow Resources, Inc. (2)	5,387	165,489

		306,510

Electrical Components - 1.81%
NVE Corp.	1,440	117,216

Electronic Equipment: Control and Filter - 1.69%
NAPCO Security Technologies, Inc.	2,680	109,076

Electronic Equipment: Gauges and Meters - 2.70%
Mesa Laboratories, Inc.	1,646	174,608

Electronic Equipment: Other - 2.30%
Allient, Inc.	5,058	148,655

Farm Products - 2.92%
Vital Farms, Inc. (2)	7,050	188,658

Home Construction - 1.12%
Green Brick Partners, Inc. (2)	1,340	72,534

Medical Equipment - 13.90%
BioLife Solutions, Inc. (2)	9,739	170,822
InfuSystem Holdings, Inc. (2)	18,486	138,830
iRadimed Corp. (2)	5,990	243,254
LeMaitre Vascular, Inc.	5,340	346,032

		898,938

Medical Supplies - 8.07%
UFP Technologies, Inc. (2)	1,864	383,872
Utah Medical Products, Inc.	2,080	137,696

		521,568

Motor Vehicle Parts & Accessories - 2.32%
Stoneridge, Inc. (2)	10,005	149,875

Oil Equipment and Services - 1.78%
Dril-Quip, Inc. (2)	6,346	115,370

Oil and Gas Field Services, NEC - 3.50%
Aris Water Solutions, Inc. Class A	16,127	226,262

Restaurants and Bars - 5.17%
Kura Sushi USA, Inc. Class A (2)	3,040	334,643

Services-Membership Sports & Recreation Clubs - 3.70%
OneSpaWorld Holdings Ltd. (2)	18,835	239,581

Software - 17.73%
American Software, Inc. Class A	12,461	125,981
Mitek Systems, Inc. (2)	18,190	229,740
Model N, Inc. (2)	8,885	263,440
PDF Solutions, Inc. (2)	8,590	258,387
PROS Holdings, Inc. (2)	1,800	58,950
Simulations Plus, Inc.	4,631	210,016

		1,146,514

Specialty Retailers - 1.67%
America's Car-Mart, Inc. (2)	1,892	108,298

Transaction Processing Services - 6.68%
I3 Verticals, Inc. Class A (2)	11,956	271,521
Repay Holdings Corp. Class A (2)	15,765	160,330

		431,851

Wholesale-Machinery, Equipment & Supplies - 1.34%
AerSale Corp. (2)	12,160	86,701

Total Common Stocks	(Cost $ 6,238,405)	6,383,940

Short-Term Investment - 1.47%

First American Government Obligation Fund - Class Z 5.236% (3)	95,273	95,273

Total Short-Term Investment	(Cost $ 95,273)	95,273

Total Investments - 100.20%	(Cost $ 6,333,678)	6,479,213

Liabilities In Excess of Other Assets - (0.20%)		(12,631)

Total Net Assets - 100.00%		6,466,582

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$6,479,213	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,479,213	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2024.